Document and Entity Information Document	Sep. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	BREAD FINANCIAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15749
Entity Tax Identification Number	31-1429215
Entity Address, Address Line One	3095 LOYALTY CIRCLE
Entity Address, City or Town	COLUMBUS
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43219
City Area Code	614
Local Phone Number	729-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001101215
Class of Stock [Axis]
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 8.625% Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	BFH PrA
Security Exchange Name	NYSE
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BFH
Security Exchange Name	NYSE
Series B Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/40th Interest in a Share of 8.875% Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series B
Trading Symbol	BFH PrB
Security Exchange Name	NYSE